CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
CONTINGENCIES

NOTE 31 – CONTINGENCIES

I.	Lawsuits

1)	Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$

Atlantic Aviation Investments LLC (AAI).	Supreme Court of the State of New York County of New York.	07-6022920	Atlantic Aviation Investments LLC. ("AAI"), an indirect subsidiary LATAM Airlines Group S.A., incorporated under the laws of the State of Delaware, sued in August 29th , 2007 Varig Logistics S.A. ("Variglog") for non-payment of four documented loans in credit agreements governed by New York law. These contracts establish the acceleration of the loans in the event of sale of the original debtor, VRG Linhas Aéreas S.A.	The decision ordering Variglog to pay principal, interest and costs to AAI is in the enforcement stage in Switzerland. A settlement for CHF 24,541,781.45 was reached in Brazil for the Swiss funds, and it was agreed that it would be divided as follows: (i) 54.6% of Variglog’s assets for the Swiss funds; and (ii) 45.4% to AAI, subject to approval of the Brazilian Bankruptcy Commission. Variglog also filed a petition in Switzerland for recognition of the decision declaring its condition of being in judicial recovery, and subsequently, of being declared in bankruptcy. The Brazilian courts approved the AAI settlement and Variglog’s bankruptcy on April 11, 2016, which were confirmed by those courts on September 21, 2016. The final decision approving the agreement was certified September 23, 2016. US$8.9 million have been recovered thus far to date, leaving a balance of US$2.08 million pending. Variglog funds remain under embargo by AAII in Switzerland.	10,976 Plus interests and costs

2)	Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$

LATAM Airlines Group S.A. y Lan Cargo S.A.	European Commission.	-	Investigation of alleged infringements to free competition of cargo airlines, especially fuel surcharge. On December 26th , 2007, the General Directorate for Competition of the European Commission notified Lan Cargo S.A. and LATAM Airlines Group S.A. the instruction process against twenty five cargo airlines, including Lan Cargo S.A., for alleged breaches of competition in the air cargo market in Europe, especially the alleged fixed fuel surcharge and freight.

On April 14th, 2008, the notification of the European Commission was replied. The appeal was filed on January 24, 2011.

On May 11, 2015, we attended a hearing at which we petitioned for the vacation of the Decision based on discrepancies in the Decision between the operating section, which mentions four infringements (depending on the routes involved) but refers to Lan in only one of those four routes; and the ruling section (which mentions one single conjoint infraction).

On November 9th, 2010, the General Directorate for Competition of the European Commission notified Lan Cargo S.A. and LATAM Airlines Group S.A. the imposition of a fine in the amount of THUS$ 9,823.135 (8.220.000 Euros)

This fine is being appealed by Lan Cargo S.A. and LATAM Airlines Group S.A. On December 16, 2015, the European Court of Justice revoked the Commission’s decision because of discrepancies. The European Commission did not appeal the decision, but presented a new one on March 17, 2017 reiterating the imposition of the same fine on the eleven original airlines. The fine totals 776,465,000 Euros. It imposed the same fine as before on Lan Cargo and its parent, LATAM Airlines Group S.A., totaling 8.2 million Euros. On May 31, 2017 Lan Cargo S.A. and LATAM Airlines Group S.A. filed a petition with the General Court of the European Union seeking vacation of this decision. We presented our defense in December 2017.

9,823

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

Lan Cargo S.A. y LATAM Airlines Group S.A.	In the High Court of Justice Chancery División (England) Ovre Romerike District Court (Norway) y Directie Juridische Zaken Afdeling Ceveil Recht (Netherlands) , Cologne Regional Court (Landgerich Köln Germany).	-	Lawsuits filed against European airlines by users of freight services in private lawsuits as a result of the investigation into alleged breaches of competition of cargo airlines, especially fuel surcharge. Lan Cargo S.A. and LATAM Airlines Group S.A., have been sued in court proceedings directly and/or in third party, based in England, Norway, the Netherlands and Germany.	Cases are in the uncovering evidence stage.	-0-

Aerolinhas Brasileiras S.A.	Federal Justice.	0008285-53.2015.403.6105	An action seeking to quash a decision and petioning for early protection in order to obgain a revocation of the penalty imposed by the Brazilian Competition Authority (CADE) in the investigation of cargo airlines alleged fair trade violations, in particular the fuel surcharge.	This action was filed by presenting a guaranty – policy – in order to suspend the effects of the CADE’s decision regarding the payment of the following fines: (i) ABSA: ThUS$10,438; (ii) Norberto Jochmann: ThUS$201; (iii) Hernan Merino: ThUS$ 102; (iv) Felipe Meyer :ThUS$ 102. The action also deals with the affirmative obligation required by the CADE consisting of the duty to publish the condemnation in a widely circulating newspaper. This obligation had also been stayed by the court of federal justice in this process. Awaiting CADE’s statement. ABSA began a judicial review in search of an additional reduction in the fine amount. At this time we cannot predict the final amount of the fine as the judicial review by the Federal Court Judge is still pending.	11,828

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

Aerolinhas Brasileiras S.A.	Federal Justice.	0001872-58.2014.4.03.6105	An annulment action with a motion for preliminary injunction was filed on 28/02/2014, in order to cancel tax debts of PIS, CONFINS, IPI and II, connected with the administrative process 10831.005704/2006.43.	We have been waiting since August 21, 2015 for a statement by Serasa on TAM’s letter of indemnity and a statement by the Union. The statement was authenticated on January 29, 2016. A petition on evidence and replications were filed on June 20, 2016. A new insurance policy was submitted on March 3, 2016 with the change to the guarantee requested by PGFN, which was declared on June 3, 2016. A decision is pending.	15,811

Tam Linhas Aéreas S.A.	Department of Federal Revenue of Brazil	19515.720476/2015-83	Alleged irregularities in the SAT payments for the periods 01/2011 to 12/2012	A judgment by CARF is pending since April 12, 2016.	66,258

Tam Linhas Aéreas S.A.	Court of the Second Region.	2001.51.01.012530-0	Ordinary judicial action brought for the purpose of declaring the nonexistence of legal relationship obligating the company to collect the Air Fund.

Unfavorable court decision in first instance. Currently expecting the ruling on the appeal filed by the company.

In order to suspend chargeability of Tax Credit a Guaranty Deposit to the Court was delivered for MUS$106.

The court decision requesting that the Expert make all clarifications requested by the parties in a period of 30 days was published on March 29, 2016. The plaintiffs’ submitted a petition on June 21, 2016 requesting acceptance of the opinion of their consultant and an urgent ruling on the dispute. No amount additional to the deposit that has already been made is required if this case is lost.

					100,240

Tam Linhas Aéreas S.A.	Internal Revenue Service of Brazil.	10880.725950/2011-05	Compensation credits of the Social Integration Program (PIS) and Contribution for Social Security Financing (COFINS) Declared on DCOMPs.	The objection (manifestação de inconformidade) filed by the company was rejected, which is why the voluntary appeal was filed. The case was assigned to the 1st Ordinary Group of Brazil’s Administrative Council of Tax Appeals (CARF) on June 8, 2015. TAM’s appeal was included in the CARF session held August 25, 2016. An agreement that converted the proceedings into a formal case was published on October 7, 2016.	64,383

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

Aerovías de Integración Regional, AIRES S.A.	United States Court of Appeals for the Eleventh Circuit, Florida, U.S.A.	2013-20319 CA 01

The July 30th , 2012 Aerovías de Integración Recional, Aires S.A. ( LATAM AIRLINES COLOMBIA) initiated a legal process in Colombia against Regional One INC and Volvo Aero Services LLC, to declare that these companies are civilly liable for moral and material damages caused to LATAM AIRLINES COLOMBIA arising from breach of contractual obligations of the aircraft HK-4107.

The June 20th , 2013 AIRES SA And / Or LATAM AIRLINES COLOMBIA was notified of the lawsuit filed in U.S. for Regional One INC and Dash 224 LLC for damages caused by the aircraft HK-4107 arguing failure of LATAM AIRLINES COLOMBIA customs duty to obtain import declaration when the aircraft in April 2010 entered Colombia for maintenance required by Regional One.

				This case is being heard by the 45th Civil Court of the Bogotá Circuit in Colombia. The court issued an order on August 16, 2016 setting the hearing date pursuant to Article 101 for February 2, 2017. At that hearing, a reconciliation should have been attempted, the facts in dispute determined, interrogatories made and evidence admitted. At the petition of Regional One’s attorneys on January 27, 2017, which was accepted by the respondent, the hearing to be held on February 2, 2017 was postponed. A reconciliation hearing was held on June 14, 2017 that failed. This commenced the evidentiary stage in which the legal representative of LATAM Airlines Colombia was interrogated. The judge must now decree which evidence must be presented and analyzed. The U.S. Federal Court for the State of Florida rendered a decision on March 26, 2014 sustaining the petition of Lan Colombia Airlines to stay the proceedings in the U.S. as long as the lawsuit in Colombia was pending. The U.S. Court also closed the case administratively. The Federal Court of Appeals confirmed the closing of the U.S. case on April 1, 2015. On October 13, 2015, Regional One filed a petition with the U.S. Court seeking a reopening of the case. Lan Colombia Airlines presented its arguments for keeping the case closed, which were sustained by the Court on August 23, 2016. The case in the U.S. continues to be closed.	12,443

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

Tam Linhas Aéreas S.A.	Internal Revenue Service of Brazil	10880.722.355/2014-52	On August 19th, 2014 the Federal Tax Service issued a notice of violation stating that compensation credits Program (PIS) and the Contribution for the Financing of Social Security COFINS by TAM are not directly related to the activity of air transport.	An administrative objection was filed on September 17th, 2014. A first-instance ruling was rendered on June 1, 2016 that was partially favorable. The separate fine was revoked. A voluntary appeal was filed on June 30, 2016, which is pending a decision by CARF. On January 9, 2016, the case was referred to the Second Division, Fourth Chamber, of the Third Section of the Administrative Council of Tax Appeals (CARF).	73,890

Tam Viagens S.A.	Department of Finance to the municipality of São Paulo.	67.168.795 / 67.168.833 / 67.168.884 / 67.168.906 / 67.168.914 / 67.168.965	A claim was filed alleging infraction and seeking a fine because of a deficient basis for calculation of the service tax (ISS) because the company supposedly made incorrect deductions.	We received notice of the petition on December 22, 2015. The objection was filed on January 19, 2016. The company was notified on November 23, 2016 of the decision that partially sustained the interim infringement ruling. An ordinary appeal was filed on December 19, 2016 before the Municipal Tax Council of Sao Paulo and a judgment is pending.	108,396

Tam Linhas Aéreas S.A.	Labor Court of São Paulo.	0001734-78.2014.5.02.0045	Action filed by the Ministry of Labor, which requires compliance with legislation on breaks, extra hours and others.	This case is in the initial stages. It could possibly impact both operations and employee work shift control. TAM won in the first instance, but the Prosecutor’s Office has appealed the trial court’s decision. That decision was sustained by the appellate court. A petition by the Prosecutor’s Office for clarification is now pending before the courts. The Office of the Public Prosecutor withdrew the petition for clarification and the case was closed in favor of LATAM. Now pending are the measures pertaining to lawsuit management so that transfer to the court is declared.	16,170

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

TAM S.A.	Conselho Administrativo de Recursos Fiscais.	13855.720077/2014-02	Notice of an alleged infringement presented by Secretaria da Receita Federal do Brasil requiring the payment of IRPJ and CSLL, taxes related to the income earned by TAM on March, 2011, in relation of the reduction of the statute capital of Multiplus S.A.	On January 12, 2014, it was filed an appeal against the object of the notice of infringement. Currently, the company is waiting for the court judgment regarding the appeal filed in the Conselho Administrativo de Recursos Fiscais (CARF) The case will be put into the system again for re-assignment for hearing and reporting because of the departure of Eduardo de Andrade, a CARF council member. The decision was against TAM. The lawsuit was on August 13, 2017. The administrative court’s decision was that TAM Linhas Aereas must pay Corporate Income Tax (IRPJ) and the Social Contribution based on Net Profits (CSLL). The Company was summoned to hear a decision on December 18, 2017. TAM filed an appeal on December 28, 2017 and must now await the appellate decision.	149,031

TAM Linhas Aéreas S.A.	Sao Paulo Labor Court, Sao Paulo	1001531-73.2016.5.02.0710	The Ministry of Labor filed an action seeking that the company adapt the ergonomics and comfort of seats.	In August 2016, the Ministry of Labor filed a new lawsuit before the competent Labor Court in Sao Paulo, in the same terms as case 0000009-45.2016.5.02.090, as previously reported. The judgment is pending. (16/02/2018).	17,230

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

LATAM Airlines Group S.A.	22° Civil Court of Santiago	C-29.945-2016

The Company received notice of a civil liability claim by Inversiones Ranco Tres S.A. on January 18, 2017. It is represented by Mr. Jorge Enrique Said Yarur. It was filed against LATAM Airlines Group S.A. for an alleged contractual default by the Company and against Ramon Eblen Kadiz, Jorge Awad Mehech, Juan Jose Cueto Plaza, Enrique Cueto Plaza and Ignacio Cueto Plaza, directors and officers, for alleged breaches of their duties. In the case of Juan Jose Cueto Plaza, Enrique Cueto Plaza and Ignacio Cueto Plaza, it alleges a breach, as controllers of the Company, of their duties under the incorporation agreement. LATAM has retained legal counsel specializing in this area to defend it.

				The claim was answered on March 22, 2017 and the plaintiff filed its replication on April 4, 2017. LATAM filed its rejoinder on April 13, 2017, which concluded the argument stage of the lawsuit. A reconciliation hearing was held on May 2, 2017, but the parties did not reach an agreement. The Court issued the evidentiary decree on May 12, 2017. We filed a petition for reconsideration because we disagreed with certain points of evidence. That petition was partially sustained by the Court on June 27, 2017. The evidentiary stage commenced and then concluded on July 20, 2017. Observations to the evidence must now be presented. That period expires August 1, 2017. We filed our observations to the evidence on August 1, 2017. We were served the decision on December 13, 2017 that dismissed the claim since LATAM was in no way liable. The plaintiff filed an appeal on December 26, 2017. Now pending is the admission of the appeal by the Court of Appeals.	21,547

TAM Linhas Aéreas S.A.	10th Jurisdiction of Federal Tax Enforcement of Sao Paulo	0020869-47.2017.4.03.6182	Tax Enforcement Lien No. 0061196-68.2016.4.03.6182 on Profit-Based Social Contributions from 2004 to 2007.	This tax enforcement was referred to the 10th Federal Jurisdiction on February 16, 2017. A petition reporting our request to submit collateral was recorded on April 18, 2017. At this time, the period is pending for the plaintiff to respond to our petition.	42,548

TAM Linhas Aéreas S.A.	Federal Revenue Bureau	10880.900360/2017-55	A claim regarding the negative Company Income Tax (IRPJ) balance. Appraisals of compensation that were not accepted.	The case was referred to the National Claims Management Center of the Federal Revenue Bureau for Sao Paulo on May 11, 2017.	15,910

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

TAM Linhas Aéreas S.A.	Internal Revenue Service of Brazil	16643.000085/2009-47	Notice of claim to recover income taxes and social contributions paid on the basis of net profits (SCL) according to the royalty expenses and use of the TAM trademark.	Before the Internal Revenue Service of Brazil. A service of process is expected in the lawsuit on admissibility of the special appeal, filed by the General Counsel of the National Treasury, as well as notification of the decision rendered by the Administrative Council of Tax Appeals (CARF). The decision was made to file a lawsuit on December 5, 2017.	17,657

TAM Linhas Aéreas S.A.	Internal Revenue Service of Brazil	10831.012344/2005-55	Notice of an infringement filed by the Company to request the import tax (II), the Social Integration Program (PIS) of the Social Security Funding Contribution (COFINS) as a result of an unidentified international cargo loss.	Before the Internal Revenue Service of Brazil. The administrative decision was against the company. The matter is pending a decision by the CARF.	17,844

TAM Linhas Aéreas S.A.	Treasury Department of the State of Sao Paulo	3.123.785-0	Notice of an infringement to demand payment of the tax on the circulation of merchandise and services (ICMS) assessable on aircraft imports.	Before the Treasury Department of the State of Sao Paulo. A decision is now pending on the appeal that the company has filed with the Federal Supreme Court (STF).	14,647

TAM Linhas Aéreas S.A.	Treasury Department of the State of Sao Paulo	4.037.054	Action brought by the Treasury Department of the State of Sao Paulo because of non-payment of the tax on the circulation of merchandise and services (ICMS) in relation to telecommunications services.	Before the Treasury Department of the State of Sao Paulo. Defensive arguments have been presented. The first-instance decision sustained all parts of the notice. We filed an ordinary appeal on which a decision is pending by the Sao Paulo Tax Court.	10,808

TAM Linhas Aéreas S.A.	DERAT SPO (Delegacía de Receita Federal)	13808.005459/2001-45	Collection of the Social Security Funding Contribution (COFINS) based on gross revenue of the company in the period 1999-2000	The decision on collection was pending through June 2, 2010.	27,226

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

Pantanal Linhas Aéreas S.A.	Tax Enforcement Court	0253410-30.2012.8.26.0014	A lawsuit seeking enforcement of the fine and ICMS.	A decision is pending on the appeal.	10,877

TAM Linhas Aéreas S.A	Federal Revenue Bureau	10880.938.664/2016-12	An administrative lawsuit about compensation not being proportional to the negative corporate income tax balance.	A decision is pending by CARF on the appeal.	27,369

TAM Linhas Aéreas S.A.	Vara das execucões fiscais.	1997.0002503-9	This is a tax collection claim for a customs fine—forfeiture of the temporary customs clearance of goods (new lawsuit).	Collateral insurance was offered in 2016 and accepted by the Ministry of Finance in a petition made November 9, 2016. The defensive arguments were presented (attachments against the tax collection) and the decision was favorable to TAM, which makes the payment of a fine more unlikely for TAM. Now pending in the lawsuit is a decision in the appeal made by the Ministry of Finance.	9,983

TAM Linhas Aéreas S.A.	Delegacía de Receita Federal	10611.720630/2017-16	This is an administrative claim about a fine for the incorrectness of an import declaration (new lawsuit).	The administrative defensive arguments were presented September 28, 2017.	22,253

TAM Linhas Aéreas S.A.	Delegacía de Receita Federal	10611.720852/2016-58	An improper charge of the Contribution for the Financing of Social Security (COFINS) on an import (new lawsuit).	We are currently awaiting a decision. There is no predictable decision date because it depends on the court of the government agency.	16,079

TAM Linhas Aéreas S.A	Delegacía de Receita Federal	16692.721.933/2017-80	The Internal Revenue Service of Brazil issued a notice of violation because TAM applied for credits offsetting the contributions for the Social Integration Program (PIS) and the Social Security Funding Contribution (COFINS) that do not bear a direct relationship to air transport (new claim).	We are awaiting the presentation of an administrative defense.	34.321

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

SNEA (Sindicato Nacional das empresas aeroviárias)	União Federal	0012177-54.2016.4.01.3400	A claim against the 72% increase in airport control fees (TAT-ADR) and approach control fees (TAT-APP) charged by the Airspace Control Department (“DECEA”).	A decision is now pending on the appeal presented by SNEA.	23.118

TAM Linhas Aéreas S/A	União Federal	2001.51.01.020420-0	TAM and other airlines filed a recourse claim seeking a finding that there is no legal or tax basis to be released from collecting the Additional Airport Fee (“ATAERO”).	A decision by the superior court is pending. The amount is indeterminate because even though TAM is the plaintiff, if the ruling is against it, it could be ordered by the trial judge to pay certain fees.	-0-

-	In order to deal with any financial obligations arising from legal proceedings in effect at December 31, 2017, whether civil, tax, or labor, LATAM Airlines Group S.A. and Subsidiaries, has made provisions, which are included in Other non-current provisions that are disclosed in Note 21.

-	The Company has not disclosed the individual probability of success for each contingency in order to not negatively affect its outcome.

(*)	The Company has reported the amounts involved only for the lawsuits for which a reliable estimation can be made of the financial impacts and of the possibility of any recovery, pursuant to Paragraph 86 of IAS 37 Provisions, Contingent Liabilities and Contingent Assets.

II.	Governmental Investigations.

1)	On July 25, 2016, LATAM reached agreements with the U.S. Department of Justice (“DOJ”) and the U.S. Securities and Exchange Commission (“SEC”) regarding the investigation of payments for US$1,150,000 by Lan Airlines S.A. in 2006-2007 to a consultant advising it in the resolution of labor matters in Argentina.

The purpose of the investigation was to determine whether these payments violated the U.S. Foreign Corrupt Practices Act (“FCPA”) that: (i) forbids bribery of foreign government authorities in order to obtain a commercial advantage; and (ii) requires the companies that must abide by the FCPA to keep appropriate accounting records and implant an adequate internal control system. The FCPA is applicable to LATAM because of its ADR program in effect on the U.S. securities market.

After an exhaustive investigation, the DOJ and SEC concluded that there was no violation of the bribery provisions of the FCPA, which is consistent with the results of LATAM’s internal investigation. However, the DOJ and SEC consider that LAN accounted for these payments incorrectly and, consequently, infringed the part of the FCPA requiring companies to keep accurate accounting records. These authorities also consider that LAN’s internal controls in 2006-2007 were weak, so LAN would have also violated the provisions in the FCPA requiring it to maintain an adequate internal control system.

The agreements signed, included the following:

a)	The agreement with the DOJ involves: (i) entering into a Deferred Prosecution Agreement (“DPA”), which is a public contract under which the DOJ files public charges alleging an infringement of the FCPA accounting regulations. LATAM is not obligated to answer these charges, the DOJ will not pursue them for a period of 3 years, and the DOJ will dismiss the charges after expiration of that 3-year period provided LATAM complies with all terms of the DPA. In exchange, LATAM must admit to the negotiated events described in the DPA and agree to pay the negotiated fine explained below and abide by other terms stipulated in the agreement; (ii) clauses in which LATAM admits that the payments to the consultant in Argentina were incorrectly accounted for and that at the time those payments were made (2006-2007), it did not have adequate internal controls in place; (iii) LATAM’s agreement to have an outside consultant monitor, evaluate and report to the DOJ on the effectiveness of LATAM’s compliance program for a period of 27 months; and LATAM’s agreement to continue evaluating and reporting directly to the DOJ on the effectiveness of its compliance program for a period of 9 months after the consultant’s work concludes; and (iv) LATAM paid a fine of ThUS$ 12,750.

b)	The agreement with the SEC involves: (i) accepting a Cease and Desist Order, which is an administrative resolution of the SEC closing the investigation, in which LATAM will accept certain obligations and statements of fact that are described in the document; (ii) accepting the same obligations regarding the consultant mentioned above; and (iii) LATAM paid a fine of KUS$6,744 and interest of ThUS$ 2,694.

Nothing is owed to the SEC at this time as ThUS$ 4,719 was paid in July 2017.

LATAM continued to cooperate with the Chilean authorities on this matter. The investigation continues. The 7th Criminal Court set the hearing date for October 24, 2017, at the request of the Office of the Public Prosecutor. The Prosecutor has petitioned that the investigation be closed.

2)	LATAM received six Requests for Information from the Central-North Metropolitan Region Legal Division, on October 25, 2016, on November 11, 2016, on March 8, 2017, on March 22, 2017, on July 7, 2017 and the last on August 28, 2017. It requested information related to the investigation of payments made by LAN Airlines in 2006 and 2007 to a consultant who advised it on the resolution of labor matters in Argentina. It also requested an explanation of information provided to the market. The five requests have already been answered and the requested information has been provided. The 7th Criminal Court set the hearing date for October 24, 2017 at the request of the Public Prosecutor. A reopening of the investigation was denied at that hearing and that denial was confirmed by the Santiago Court of Appeals on November 20, 2017.

3)	The ecuatorian airline affiliate, LATAM Airlines Ecuador was given notice on August 26, 2016 of an investigation of LATAM Airlines Ecuador and two other airlines begun, at its own initiative, by one of the Investigative Departments of the Ecuadoran Market Power Control Commission, limited to alleged signs of conscious parallelism in relation to specific fares on one domestic route in Ecuador from August 2012 to February 2013. The Investigative Prefecture has 180 days (through February 21, 2017) to issue a report on whether to quash the investigation or file charges against two or more of the parties involved. That period can be extended for another 180 days. A proceeding would begin only if the decision is made to file charges. The Commission extended the term of the investigation for another 180 days (through August 18, 2017) LATAM Airlines Ecuador is cooperating with the authority and has retained a law firm and economist expert in the subject to advise the company during this process and any additional information requested will be furnished. We received notice on August 23, 2017 that the Market Regulatory Commission decided to quash the investigation against AEROLANE LÍNEAS AÉREAS NACIONALES DEL ECUADOR S.A. and two other airlines because there was insufficient information to charge them. This decision is final.